Consolidated statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit after tax for the year		$ 10,249	$ 11,574	$ 9,953
Items that will not be reclassified to the income statement:
Remeasurement gains/(losses) on pension and post-retirement healthcare plans		165	83	(461)
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		(34)	0	(24)
Tax relating to these components of other comprehensive income		(41)	(22)	152
Share of other comprehensive gains/(losses) of equity accounted units, net of tax		1	4	(3)
Items that will not be reclassified to profit or loss		91	65	(336)
Items that have been/may be subsequently reclassified to the income statement:
Currency translation adjustment	[1]	2,846	(3,391)	644
Currency translation on operations disposed of, transferred to the income statement		0	(27)	0
Fair value movements:
– Cash flow hedge gains		57	13	30
– Cash flow hedge (gains)/losses transferred to the income statement		(164)	17	(39)
Net change in costs of hedging reserve		3	4	5
Tax relating to these components of other comprehensive income		29	(10)	1
Share of other comprehensive income/(loss) of equity accounted units, net of tax		34	(45)	14
Items that will be reclassified to profit or loss		2,805	(3,439)	655
Total other comprehensive income/(loss) for the year, net of tax		2,896	(3,374)	319
Total comprehensive income for the year	[2]	13,145	8,200	10,272
– attributable to owners of Rio Tinto		12,706	8,375	10,335
– attributable to non-controlling interests		$ 439	$ (175)	$ (63)

[1]	Excludes a currency translation gain of US$238 million (2024: charge of US$317 million; 2023: gain of US$47 million) arising on Rio Tinto Limited’s share capital for the year ended 31
December 2025, which is recognised in the consolidated statement of changes in equity. Refer to the consolidated statement of changes in equity on page 169.

[2]	Refer to the consolidated statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.